MAINSTAY FUNDS TRUST

MainStay Tax Advantaged Short Term Bond Fund

Supplement dated February 28, 2017 (“Supplement”) to the
Summary Prospectus and Prospectus dated August 29, 2016, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the table and footnotes in the section entitled “Fee and Expenses of the Fund,” as well as the table in the section entitled “Example” are revised as follows:

	Class A	Investor Class	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None
Other Expenses	0.15%	0.50%	0.15%
Total Annual Fund Operating Expenses[2]	0.85%	1.20%	0.60%
Waivers / Reimbursements[2]	(0.05)%	(0.05)%	(0.10)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements	0.80%	1.15%	0.50%
1.	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge.

2.	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of its average daily net assets: Class A, 0.80%; and Class I, 0.50%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, of the Class A shares waiver/reimbursement to Investor Class shares. This agreement will remain in effect until August 29, 2018, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expenses After	Class A	Investor	Class I
Class
1 Year	$ 181	$ 216	$ 51
3 Years	$ 364	$ 472	$ 182
5 Years	$ 562	$ 748	$ 325
10 Years	$ 1134	$ 1536	$ 740

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MAINSTAY FUNDS TRUST

(the “Trust”)

MainStay Absolute Return Multi-Strategy Fund

Supplement dated February 28, 2017 to the

Summary Prospectus and Prospectus dated August 29, 2016, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective immediately, Judd B. Cryer will no longer serve as a portfolio manager of the MainStay Absolute Return Multi-Strategy Fund. All references to Mr. Cryer are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY FUNDS TRUST

(the “Trust”)

MainStay Absolute Return Multi-Strategy Fund

MainStay Tax Advantaged Short Term Bond Fund

Statement of Additional Information dated August 29, 2016, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Statement of Additional Information.

1. Effective immediately, Judd B. Cryer will no longer serve as a portfolio manager of the MainStay Absolute Return Multi-Strategy Fund. All references to him are deleted in their entirety.

2. Effective January 1, 2017, the following changes occurred regarding the Trust’s Board of Trustees:

Interested Trustee

Yie-Hsin Hung succeeded Christopher O. Blunt as the Interested Trustee of the Trust. All references to Mr. Blunt are hereby replaced with references to Ms. Hung. Following is a brief discussion of Ms. Hung’s specific experience, qualifications, attributes and skills.

Ms. Hung. Ms. Hung has been a Trustee since January 2017. She is the Chief Executive Officer of New York Life Investment Management Holdings LLC and New York Life Investment Management LLC (“NYLIM”), New York Life’s global multi-boutique third party asset management business, since May 2015. She has been a Senior Vice President of New York Life since 2010 and was appointed to New York Life's Executive Management Committee effective January 1, 2017. Under her leadership, NYLIM was the primary driver of the investment management division’s growth in earnings and nearly threefold increase in third party assets under management to $280 billion as of November 30, 2016. Ms. Hung was previously Co-President of NYLIM and Chairman of NYLIM International, where she broadened the firm’s fixed income, equity and alternative capabilities and global boutique presence organically and through acquisition, most recently with the addition of two internationally based boutiques – Candriam Investors Group and Ausbil – along with IndexIQ, a leading alternatives and strategic beta ETF provider. She also led the firm’s successful expansion into Europe, Asia and Australia. Ms. Hung joined the firm in 2010 with more than 25 years of industry experience, most recently from Bridgewater Associates and prior to that, Morgan Stanley Investment Management, where she was on the Management Committee and led a number of efforts including its strategic acquisition activities as well as its private equity and hedge fund businesses. She started her career in investment banking with Morgan Stanley, with a focus on real estate. Ms. Hung earned her bachelor’s degree in Mechanical Engineering from Northwestern University and an MBA from Harvard University.

The table beginning on page 58 is amended to delete the information for Christopher O. Blunt, and include the following information for Ms. Hung:

NAME AND DATE OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Yie-Hsin Hung* 8/12/62	Trustee since January 2017	Senior Vice President of New York Life since joining in 2010, Member of the Executive Management Committee since January 1, 2017, Chief Executive Officer, New York Life Investment Management Holdings LLC & New York Life Investment Management LLC since May 2015. Senior Managing Director and Co-President of New York Life Investment Management LLC from January 2014 to May 2015. Previously held positions of increasing responsibility, including head of NYLIM International, Alternative Growth Businesses, and Institutional investments since joining New York Life in 2010.	82

The MainStay Funds: Trustee since January 2017 (12 funds);

MainStay VP Funds Trust: Trustee since January 2017 (31 portfolios); and

MainStay DefinedTerm Municipal Opportunities Fund: Trustee since January 2017.

*	This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of her affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Candriam Belgium, Candriam France, Cornerstone Capital Management Holdings LLC, MacKay Shields LLC, NYLIFE Securities LLC, NYLIFE Distributors LLC and/or NYL Investors LLC.

The table on page 64 is amended to delete the information for Christopher O. Blunt and include the following information for Ms. Hung. The information presented is as of December 31, 2016.

INTERESTED BOARD MEMBER	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY BOARD MEMBER IN FAMILY OF INVESTMENT COMPANIES
Yie-Hsin Hung	None	Over $100,000

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